Summary of condensed financial information of the Company on a parent company only basis (Parenthetical) (Details) - $ / shares	Sep. 30, 2024	Mar. 31, 2024	Apr. 03, 2023
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	15,929,451	15,449,451
Ordinary shares, shares outstanding	15,929,451	15,449,451
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	15,929,451	15,449,451
Ordinary shares, shares outstanding	15,929,451	15,449,451